Basis of Presentation (Details) - Schedule of derivative financial instruments measured at fair value - DIGERATI TECHNOLOGIES, INC [Member] - USD ($) $ in Thousands	Oct. 31, 2022	Jul. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability	$ 13,664,035	$ 10,587,717
Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability
Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability
Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability	$ 13,664,035	$ 10,587,717